Share Capital - Summary of changes in ownership and non-controlling interests (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		$ 1,358,708		$ 983,129
Current assets		421,755		249,467
Non-current liabilities		(694,333)		(404,418)
Current liabilities		(288,394)		(252,846)
Net assets		797,736		575,332
Revenue		821,682		476,251
Gross profit		406,347		206,701
Net income (loss)		(296,834)		(92,771)
Net income (loss) allocated to NCI		22,763		9,386
Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		42,182		102,095
Net income (loss)		22,763		9,386
Net income (loss) allocated to NCI		22,763
Reportable Legal Entity [Member] | TSC Cresco LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		5,208		4,064
Current assets		54,506		31,099
Non-current liabilities		0
Current liabilities		(49,726)		(24,852)
Net assets		9,988		10,311
Revenue		21,549		16,874
Gross profit		$ 13,592		$ 10,033
NCI percentage		25.00%	[1]	25.00%	[2]
Net income (loss)		$ 12,387		$ 7,884
Net income (loss) allocated to NCI		3,097		1,971
Reportable Legal Entity [Member] | TSC Cresco LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		2,850		2,521
Reportable Legal Entity [Member] | MedMar Inc Lakeview [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		33,698		32,397
Current assets		95,522		26,022
Non-current liabilities		(11,213)		(11,755)
Current liabilities		(92,049)		(32,922)
Net assets		25,958		13,742
Revenue		48,435		31,320
Gross profit		$ 32,020		$ 16,411
NCI percentage	[2]	12.40%		12.40%
Net income (loss)		$ 12,043		$ 3,606
Net income (loss) allocated to NCI		1,493		447
Reportable Legal Entity [Member] | MedMar Inc Lakeview [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		3,910		3,308
Reportable Legal Entity [Member] | MedMar Inc Rockford [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		22,934		20,957
Current assets		154,929		38,178
Non-current liabilities		(3,443)		(2,188)
Current liabilities		(124,597)		(28,248)
Net assets		49,823		28,699
Revenue		84,932		38,417
Gross profit		$ 47,922		$ 20,092
NCI percentage	[2]	25.00%		25.00%
Net income (loss)		$ 30,666		$ 10,430
Net income (loss) allocated to NCI		7,666		2,607
Reportable Legal Entity [Member] | MedMar Inc Rockford [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		6,123		4,334
Reportable Legal Entity [Member] | Cresco Labs Ohio LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		16,093		13,626
Current assets		64,897		42,934
Non-current liabilities		(12,286)		(12,328)
Current liabilities		(73,441)		(46,953)
Net assets		(4,737)		(2,721)
Revenue		22,661		14,646
Gross profit		$ 10,650		$ 5,097
NCI percentage		1.00%	[1]	1.00%	[2]
Net income (loss)		$ (4,627)		$ (6,238)
Net income (loss) allocated to NCI		(46)		(62)
Reportable Legal Entity [Member] | Cresco Labs Ohio LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		18		64
Reportable Legal Entity [Member] | SLO Cultivation Inc [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		23,422		22,744
Current assets		97,276		80,219
Non-current liabilities		(14,071)		(10,666)
Current liabilities		(147,993)		(118,870)
Net assets		(41,366)		(26,573)
Revenue		21,011		19,772
Gross profit		$ (6,250)		$ (4,461)
NCI percentage		20.00%	[1]	20.00%	[2]
Net income (loss)		$ (19,247)		$ (11,219)
Net income (loss) allocated to NCI		(3,849)		(2,244)
Reportable Legal Entity [Member] | SLO Cultivation Inc [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		(9,143)		(5,293)
Reportable Legal Entity [Member] | Other entities including Cresco Labs LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	[3]	1,257,353	[1]	889,341	[4]
Current assets	[3]	250,029	[1]	184,871	[4]
Non-current liabilities	[3]	(653,320)	[1]	(367,481)	[4]
Current liabilities	[3]	(107,143)	[1]	(164,422)	[4]
Net assets	[3]	746,919	[1]	542,309	[2]
Revenue	[3]	663,602	[1]	386,257	[4]
Gross profit	[3]	$ 320,419	[1]	$ 164,116	[4]
NCI percentage	[3]	43.30%	[1]	50.10%	[4]
Net income (loss)	[3]	$ (328,056)	[1]	$ (97,234)	[4]
Net income (loss) allocated to NCI	[3]	14,402	[1]	6,667	[4]
Reportable Legal Entity [Member] | Other entities including Cresco Labs LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	[3]	38,424	[1]	97,161	[4]
Consolidation Elimination [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets		0
Current assets		(295,404)		(153,856)
Non-current liabilities		0
Current liabilities		306,555		163,421
Net assets		11,151		9,565
Revenue		(40,508)		(31,035)
Gross profit		(12,006)		$ (4,587)
Net income (loss)		0
Net income (loss) allocated to NCI		0
Consolidation Elimination [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets		$ 0

[1]	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 43.3% NCI related to NCI for Cresco Labs Inc.
[2]	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]	Includes the effect of LLC unit redemptions and other adjustments
[4]	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 50.1% NCI related to NCI for Cresco Labs Inc.